Average Annual Total Returns - FidelityTrendFund-RetailPRO - FidelityTrendFund-RetailPRO - Fidelity Trend Fund	Mar. 01, 2024
Fidelity Trend Fund | Return Before Taxes
Average Annual Return:
Past 1 year	44.39%
Past 5 years	18.65%
Past 10 years	13.85%
Fidelity Trend Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	42.76%
Past 5 years	16.88%
Past 10 years	11.75%
Fidelity Trend Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	27.34%
Past 5 years	14.86%
Past 10 years	10.79%
RS004
Average Annual Return:
Past 1 year	42.68%
Past 5 years	19.50%
Past 10 years	14.86%